Cover	Jul. 18, 2025
Cover [Abstract]
Entity Registrant Name	NEURALBASE AI LTD.
Entity Central Index Key	0001130781
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 18, 2025
Entity Ex Transition Period	true
Entity File Number	000-33325
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	10409 Pacific Palisades Ave.
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89144-1221
City Area Code	727
Local Phone Number	314 3717
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false